Property and Equipment, Net	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET

8. Property and Equipment, Net

Property and equipment, net consisted of the following.

	March 31, 2022	December 31, 2021
Leasehold improvements	$-	$-
Machinery and equipment	233,641	225,000
Furniture and fixtures	-	-
Construction in progress	-	-
	233,641	225,000
Less: Accumulated depreciation	-	-
	$233,641	$225,000

As of March 31, 2022, our machinery and equipment was not capable of producing a unit of product that is saleable. Depreciation expense will be recognized once our machinery and equipment is ready for its intended use.

8. PROPERTY AND EQUIPMENT, NET

Property and equipment, net consisted of the following.

	December 31, 2021	December 31, 2020
Leasehold improvements	$-	$2,770,385
Machinery and equipment	225,000	1,065,885
Furniture and fixtures	-	43,331
Construction in progress	-	227,995
	225,000	4,107,596
Less: Accumulated depreciation	-	(1,392,825)
	$225,000	$2,714,771

Depreciation expense for the years ended December 31, 2021 and 2020 was $0 and $131,110, respectively. Depreciation expense was recorded in cost of goods sold and general and administrative expense and is included in discontinued operations.